Related party transactions - Disclosure of Liabilities to Related Parties (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Liabilities to key management personnel:
Net defined benefit liability (asset)	€ 4,587	€ 3,327
Liabilities to shareholders:
Loans and borrowings	588,867	788,836
Warrants liabilities	13,689	19,227
Closing balance for the year	657	65,431
Key management personnel
Liabilities to key management personnel:
Net defined benefit liability (asset)	390	196
Shareholders
Liabilities to shareholders:
Loans and borrowings	0	61,324
Shareholders | Warrants liabilities
Liabilities to shareholders:
Warrants liabilities	€ 267	€ 3,911